Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.1%
Ambev SA	11,668,077	$32,453,139
Atacadao SA	1,535,576	3,537,841
B3 SA - Brasil, Bolsa, Balcao	14,527,088	39,254,024
Banco Bradesco SA	3,773,144	10,946,759
Banco BTG Pactual SA	2,952,099	21,315,834
Banco do Brasil SA	2,120,960	23,385,479
Banco Santander Brasil SA	899,857	5,667,469
BB Seguridade Participacoes SA	1,745,367	11,099,031
CCR SA	2,518,793	6,928,913
Centrais Eletricas Brasileiras SA	2,999,761	24,902,273
Cia. de Saneamento Basico do Estado de Sao Paulo	855,552	11,743,297
Cia. Siderurgica Nacional SA	1,691,729	5,643,622
Cosan SA	3,049,213	10,996,136
CPFL Energia SA	556,922	4,192,148
Energisa SA	520,030	5,576,372
Eneva SA(a)	2,190,178	5,646,704
Engie Brasil Energia SA	508,751	4,496,230
Equatorial Energia SA	2,545,613	17,615,339
Hapvida Participacoes e Investimentos SA(a)(b)	12,331,017	10,947,988
Hypera SA	951,332	6,528,986
JBS SA	1,913,040	9,020,969
Klabin SA	1,896,010	8,694,131
Localiza Rent a Car SA	2,243,705	27,369,094
Localiza Rent a Car SA, NVS(a)	19,236	220,809
Lojas Renner SA	2,411,091	8,018,927
Magazine Luiza SA(a)	7,671,644	3,148,428
Natura & Co. Holding SA(a)	2,291,468	7,676,945
Petroleo Brasileiro SA	9,290,270	71,157,989
PRIO SA(a)	1,964,008	18,327,097
Raia Drogasil SA	3,225,320	18,400,257
Rede D’Or Sao Luiz SA(b)	1,432,719	7,742,775
Rumo SA	3,248,793	15,115,117
Sendas Distribuidora SA	3,367,982	8,847,535
Suzano SA	1,988,738	21,729,631
Telefonica Brasil SA	1,041,088	11,159,538
Tim SA	2,251,238	7,885,199
TOTVS SA	1,313,164	8,886,844
Ultrapar Participacoes SA	1,794,403	9,205,245
Vale SA	8,464,111	126,994,768
Vibra Energia SA	2,916,000	13,833,382
WEG SA	4,202,416	29,191,212
		695,503,476
Cayman Islands — 0.0%
MINISO Group Holding Ltd., NVS	967,280	6,217,764

Chile — 0.4%
Banco de Chile	112,233,213	12,621,471
Banco de Credito e Inversiones SA	195,948	5,262,276
Banco Santander Chile	166,157,325	8,156,937
Cencosud SA	3,288,212	6,107,784
Cia. Sud Americana de Vapores SA	38,536,123	2,235,771
Empresas CMPC SA	2,844,640	5,502,388
Empresas Copec SA	976,330	7,225,838
Enel Americas SA(a)	53,705,236	6,252,628
Enel Chile SA	69,615,256	4,390,914
Falabella SA	2,137,558	4,991,567
Latam Airlines Group SA	487,727,144	4,753,403
		67,500,977

Security	Shares	Value

China — 28.2%
360 Security Technology Inc., Class A(a)	1,186,706	$1,442,383
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	361,288	1,120,817
3SBio Inc.(b)	4,791,000	4,449,778
AAC Technologies Holdings Inc.(c)	1,826,500	5,135,823
Advanced Micro-Fabrication Equipment Inc., Class A	105,029	2,496,946
AECC Aviation Power Co. Ltd., Class A	441,173	2,220,520
Agricultural Bank of China Ltd., Class A	12,903,700	6,608,464
Agricultural Bank of China Ltd., Class H	69,453,000	25,637,407
Aier Eye Hospital Group Co. Ltd., Class A	1,523,317	3,633,490
Air China Ltd., Class A(a)	2,015,093	2,275,236
Air China Ltd., Class H(a)	4,100,000	2,759,966
Akeso Inc.(a)(b)(c)	1,272,000	8,117,016
Alibaba Group Holding Ltd.(a)	40,550,656	376,934,931
Alibaba Health Information Technology Ltd.(a)	13,120,000	7,443,424
Aluminum Corp. of China Ltd., Class A	2,919,900	2,263,029
Aluminum Corp. of China Ltd., Class H	9,538,000	4,710,473
Anhui Conch Cement Co. Ltd., Class A	725,086	2,333,416
Anhui Conch Cement Co. Ltd., Class H	2,933,500	6,840,480
Anhui Gujing Distillery Co. Ltd., Class A	62,985	2,276,798
Anhui Gujing Distillery Co. Ltd., Class B	270,400	4,103,317
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	463,000	1,142,898
Anhui Kouzi Distillery Co. Ltd., Class A	117,152	773,621
Anhui Yingjia Distillery Co. Ltd., Class A	105,400	1,107,325
Anjoy Foods Group Co. Ltd., Class A	60,500	965,413
ANTA Sports Products Ltd.	3,122,202	32,583,665
Asymchem Laboratories Tianjin Co. Ltd., Class A	60,680	1,222,350
Autohome Inc., ADR	175,942	4,804,976
Avary Holding Shenzhen Co. Ltd., Class A	407,804	1,230,480
AVIC Industry-Finance Holdings Co. Ltd., Class A	1,721,689	787,353
AviChina Industry & Technology Co. Ltd., Class H	6,180,000	2,800,523
Avicopter PLC, Class A	153,653	804,421
BAIC BluePark New Energy Technology Co. Ltd., Class A	1,218,600	1,105,005
Baidu Inc.(a)	5,620,280	83,399,946
Bank of Beijing Co. Ltd., Class A	3,931,706	2,492,708
Bank of Chengdu Co. Ltd., Class A	687,395	1,087,937
Bank of China Ltd., Class A	5,918,800	3,304,328
Bank of China Ltd., Class H	196,457,000	71,979,699
Bank of Communications Co. Ltd., Class A	6,317,593	5,160,142
Bank of Communications Co. Ltd., Class H	21,580,600	12,720,202
Bank of Hangzhou Co. Ltd., Class A	1,047,445	1,456,765
Bank of Jiangsu Co. Ltd., Class A	2,833,510	2,624,427
Bank of Nanjing Co. Ltd., Class A	1,809,146	1,827,678
Bank of Ningbo Co. Ltd., Class A	990,979	3,174,946
Bank of Shanghai Co. Ltd., Class A	2,815,942	2,320,865
Baoshan Iron & Steel Co. Ltd., Class A	3,624,173	3,153,970
BeiGene Ltd.(a)	1,723,922	24,738,819
Beijing Enlight Media Co. Ltd., Class A	733,795	816,257
Beijing Enterprises Holdings Ltd.	1,430,000	4,740,981
Beijing Enterprises Water Group Ltd.	11,814,000	2,373,587
Beijing Kingsoft Office Software Inc., Class A	71,481	3,018,254
Beijing New Building Materials PLC, Class A	306,013	1,000,477
Beijing Roborock Technology Co. Ltd., Class A	27,965	1,170,075
Beijing Shiji Information Technology Co. Ltd., Class A(a)	413,481	618,116
Beijing Tongrentang Co. Ltd., Class A	264,400	1,966,494
Beijing United Information Technology Co. Ltd., Class A	145,155	691,055

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	150,430	$1,026,159
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,937,600	4,901,048
Betta Pharmaceuticals Co. Ltd., Class A	86,243	687,833
BGI Genomics Co. Ltd., Class A	124,200	891,998
Bilibili Inc.(a)	488,174	5,540,879
Bloomage Biotechnology Corp. Ltd.	92,105	917,939
BOC Aviation Ltd.(b)	571,300	4,110,475
BOE Technology Group Co. Ltd., Class A	6,591,800	3,568,345
Bosideng International Holdings Ltd.	9,916,000	4,158,072
Brilliance China Automotive Holdings Ltd.	7,560,000	4,055,202
BYD Co. Ltd., Class A	276,612	7,699,207
BYD Co. Ltd., Class H	2,595,500	69,758,220
BYD Electronic International Co. Ltd.	1,970,500	8,994,093
C&D International Investment Group Ltd.	1,783,000	3,646,989
Caitong Securities Co. Ltd., Class A	986,074	1,111,712
Cambricon Technologies Corp. Ltd.(a)	68,154	1,434,460
CGN Power Co. Ltd.	1,202,000	509,653
CGN Power Co. Ltd., Class H(b)	26,666,000	6,422,548
Changchun High & New Technology Industry Group Inc., Class A	67,494	1,516,838
Changjiang Securities Co. Ltd., Class A	1,218,835	947,854
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	45,500	918,003
Chaozhou Three-Circle Group Co. Ltd., Class A	422,030	1,732,271
China Cinda Asset Management Co. Ltd., Class H	24,757,000	2,407,004
China CITIC Bank Corp. Ltd., Class H	22,587,800	10,203,533
China Coal Energy Co. Ltd., Class H	5,216,000	4,416,614
China Communications Services Corp. Ltd., Class H	6,632,000	2,825,714
China Construction Bank Corp., Class A	1,739,968	1,557,426
China Construction Bank Corp., Class H	238,970,760	138,171,313
China CSSC Holdings Ltd., Class A	795,500	3,073,996
China Eastern Airlines Corp. Ltd., Class A(a)	2,717,697	1,596,634
China Energy Engineering Corp. Ltd.	4,834,352	1,439,801
China Everbright Bank Co. Ltd., Class A	7,733,903	3,126,810
China Everbright Bank Co. Ltd., Class H	5,146,000	1,468,854
China Everbright Environment Group Ltd.	10,094,813	3,319,416
China Feihe Ltd.(b)	9,363,000	5,486,387
China Galaxy Securities Co. Ltd., Class A	811,900	1,419,963
China Galaxy Securities Co. Ltd., Class H	8,570,000	4,585,084
China Gas Holdings Ltd.	7,045,200	6,459,462
China Greatwall Technology Group Co. Ltd., Class A	671,273	1,048,516
China Hongqiao Group Ltd.(c)	6,171,500	5,025,671
China International Capital Corp. Ltd., Class A	285,900	1,624,209
China International Capital Corp. Ltd., Class H(b)	3,924,400	6,198,814
China Jushi Co. Ltd., Class A	821,540	1,273,134
China Life Insurance Co. Ltd., Class A	443,312	1,863,336
China Life Insurance Co. Ltd., Class H	18,360,000	24,868,435
China Literature Ltd.(a)(b)	1,027,200	3,501,796
China Longyuan Power Group Corp. Ltd., Class H	8,578,000	6,415,572
China Medical System Holdings Ltd.	3,556,000	6,830,651
China Mengniu Dairy Co. Ltd.	7,936,000	24,866,551
China Merchants Bank Co. Ltd., Class A	3,183,389	12,826,645
China Merchants Bank Co. Ltd., Class H	9,522,967	33,235,306
China Merchants Energy Shipping Co. Ltd., Class A	1,503,400	1,263,773
China Merchants Port Holdings Co. Ltd.	3,670,000	4,697,748

Security	Shares	Value

China (continued)
China Merchants Securities Co. Ltd., Class A	1,452,079	$2,857,043
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,358,090	1,977,833
China Minsheng Banking Corp. Ltd., Class A	6,348,855	3,420,760
China Minsheng Banking Corp. Ltd., Class H	13,807,048	4,614,502
China National Building Material Co. Ltd., Class H	9,812,000	4,364,784
China National Chemical Engineering Co. Ltd., Class A	1,265,567	1,170,257
China National Nuclear Power Co. Ltd., Class A	3,381,000	3,325,525
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	695,654	1,931,851
China Oilfield Services Ltd., Class H	5,094,000	5,473,851
China Overseas Land & Investment Ltd.	9,595,460	17,717,806
China Overseas Property Holdings Ltd.	3,490,000	2,844,366
China Pacific Insurance Group Co. Ltd., Class A	1,130,607	3,812,064
China Pacific Insurance Group Co. Ltd., Class H	6,326,800	13,361,514
China Petroleum & Chemical Corp., Class A	5,010,489	3,828,944
China Petroleum & Chemical Corp., Class H	61,378,800	31,501,626
China Power International Development Ltd.(c)	12,713,000	4,671,497
China Railway Group Ltd., Class A	3,427,300	2,700,366
China Railway Group Ltd., Class H	10,090,000	4,428,604
China Resources Beer Holdings Co. Ltd.	4,064,000	18,320,127
China Resources Gas Group Ltd.	2,339,700	7,332,937
China Resources Land Ltd.	8,043,333	29,448,172
China Resources Microelectronics Ltd.	289,893	1,905,758
China Resources Mixc Lifestyle Services Ltd.(b)	1,714,400	6,481,074
China Resources Pharmaceutical Group Ltd.(b)	4,015,500	2,503,028
China Resources Power Holdings Co. Ltd.	4,880,999	9,411,324
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	171,299	1,164,509
China Ruyi Holdings Ltd.(a)(c)	15,024,000	3,403,597
China Shenhua Energy Co. Ltd., Class A	1,085,739	4,780,986
China Shenhua Energy Co. Ltd., Class H	8,318,500	27,167,589
China Southern Airlines Co. Ltd., Class A(a)	2,372,600	2,040,134
China Southern Airlines Co. Ltd., Class H(a)	4,442,000	2,131,024
China State Construction Engineering Corp. Ltd., Class A	6,568,271	4,562,852
China State Construction International Holdings Ltd.	5,542,000	6,429,438
China Taiping Insurance Holdings Co. Ltd.	3,792,860	3,445,528
China Three Gorges Renewables Group Co. Ltd., Class A	5,049,725	3,250,001
China Tourism Group Duty Free Corp. Ltd.(b)	175,900	1,910,794
China Tourism Group Duty Free Corp. Ltd., Class A	355,232	4,428,864
China Tower Corp. Ltd., Class H(b)	113,874,000	11,804,888
China Traditional Chinese Medicine Holdings Co. Ltd.	7,848,000	4,012,528
China United Network Communications Ltd., Class A	5,063,900	3,107,597
China Vanke Co. Ltd., Class A	1,523,666	2,436,557
China Vanke Co. Ltd., Class H	5,250,231	5,299,166
China Yangtze Power Co. Ltd., Class A	3,713,515	11,861,200
China Zhenhua Group Science & Technology Co. Ltd., Class A	126,200	1,141,221
China Zheshang Bank Co. Ltd., Class A	4,630,130	1,639,138
Chinasoft International Ltd.	6,756,000	5,779,607
Chongqing Brewery Co. Ltd., Class A	84,600	842,702
Chongqing Changan Automobile Co. Ltd., Class A	1,268,917	3,615,845

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	364,013	$3,318,570
Chow Tai Fook Jewellery Group Ltd.(c)	5,043,200	7,321,738
CITIC Ltd.	14,620,000	13,754,427
CITIC Securities Co. Ltd., Class A	1,947,193	5,839,963
CITIC Securities Co. Ltd., Class H	4,306,600	8,939,827
CMOC Group Ltd., Class A	3,288,798	2,399,437
CMOC Group Ltd., Class H	8,577,000	4,901,082
CNPC Capital Co. Ltd., NVS	1,674,400	1,347,271
Contemporary Amperex Technology Co. Ltd., Class A	665,734	15,558,716
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	613,000	1,130,586
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	3,294,000	3,196,266
COSCO Shipping Holdings Co. Ltd., Class A	2,176,064	3,046,564
COSCO Shipping Holdings Co. Ltd., Class H	7,459,849	6,872,814
COSCO SHIPPING Ports Ltd.	4,062,000	2,728,074
Country Garden Holdings Co. Ltd.(a)(c)	30,682,939	3,452,050
Country Garden Services Holdings Co. Ltd.(c)	5,465,000	5,158,257
CRRC Corp. Ltd., Class A	4,275,200	3,111,285
CRRC Corp. Ltd., Class H	11,639,000	4,689,946
CSC Financial Co. Ltd., Class A	757,933	2,733,363
CSPC Innovation Pharmaceutical Co. Ltd.	80,500	476,501
CSPC Pharmaceutical Group Ltd.	22,364,479	20,141,448
Daqin Railway Co. Ltd., Class A	2,708,500	2,751,651
Daqo New Energy Corp., ADR(a)(c)	146,185	3,458,737
DHC Software Co. Ltd., Class A	1,059,198	945,692
Dongfang Electric Corp. Ltd., Class A	547,400	1,116,121
Dongfeng Motor Group Co. Ltd., Class H	6,880,000	3,451,841
Dongxing Securities Co. Ltd., Class A	843,397	1,018,157
East Buy Holding Ltd.(a)(b)(c)	1,116,000	4,141,859
East Money Information Co. Ltd., Class A	2,388,798	4,890,232
Eastroc Beverage Group Co. Ltd.	51,000	1,405,375
Ecovacs Robotics Co. Ltd., Class A	120,353	720,800
ENN Energy Holdings Ltd.	1,983,300	13,689,277
ENN Natural Gas Co. Ltd., Class A	405,300	909,480
Eoptolink Technology Inc. Ltd.	163,200	1,057,375
Eve Energy Co. Ltd., Class A	346,953	2,046,248
Everbright Securities Co. Ltd., Class A	679,983	1,545,990
Fangda Carbon New Material Co. Ltd., Class A(a)	1,296,934	1,049,336
Far East Horizon Ltd.	4,024,000	2,946,317
First Capital Securities Co. Ltd., Class A	1,028,900	879,093
Flat Glass Group Co. Ltd., Class A	285,800	1,012,978
Flat Glass Group Co. Ltd., Class H	1,053,000	1,732,177
Focus Media Information Technology Co. Ltd., Class A	2,583,678	2,363,182
Foshan Haitian Flavouring & Food Co. Ltd., Class A	739,656	3,945,808
Fosun International Ltd.	6,467,500	3,681,373
Founder Securities Co. Ltd., Class A	1,471,700	1,787,203
Foxconn Industrial Internet Co. Ltd., Class A	1,958,597	4,139,845
Fuyao Glass Industry Group Co. Ltd., Class A	362,872	1,913,845
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,521,200	7,131,397
Ganfeng Lithium Co. Ltd., Class H(b)(c)	968,680	3,098,339
Ganfeng Lithium Group Co. Ltd., Class A	296,273	1,617,212
GCL-Poly Energy Holdings Ltd.	52,971,000	7,046,554
GD Power Development Co. Ltd., Class A	3,332,400	1,841,266
GDS Holdings Ltd.(a)	2,432,900	3,088,133
Geely Automobile Holdings Ltd.	15,113,000	16,444,152
GEM Co. Ltd., Class A	1,799,700	1,419,949

Security	Shares	Value

China (continued)
Gemdale Corp., Class A	765,730	$548,044
Genscript Biotech Corp.(a)(c)	2,930,000	8,143,615
GF Securities Co. Ltd., Class A	1,005,694	2,027,129
GF Securities Co. Ltd., Class H	2,735,200	3,421,129
GigaDevice Semiconductor Inc., Class A	121,594	1,601,530
Ginlong Technologies Co. Ltd., Class A	95,300	889,544
GoerTek Inc., Class A	567,100	1,428,735
Goldwind Science & Technology Co Ltd., Class A	1,059,893	1,289,899
Gongniu Group Co. Ltd.	85,300	1,166,714
Gotion High-tech Co. Ltd., Class A(a)	364,823	1,131,080
Great Wall Motor Co. Ltd.	410,200	1,543,476
Great Wall Motor Co. Ltd., Class H(c)	5,728,500	8,254,825
Gree Electric Appliances Inc. of Zhuhai, Class A	458,400	2,110,621
Greentown China Holdings Ltd.	2,640,500	2,808,848
Guangdong Haid Group Co. Ltd., Class A	302,727	1,872,138
Guangdong Investment Ltd.	7,954,110	5,520,376
Guanghui Energy Co. Ltd., Class A	1,255,700	1,274,404
Guangzhou Automobile Group Co. Ltd., Class A	896,700	1,244,195
Guangzhou Automobile Group Co. Ltd., Class H	7,643,838	3,541,953
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	289,496	1,220,830
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	97,084	895,431
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	151,291	959,098
Guangzhou Tinci Materials Technology Co. Ltd., Class A	350,300	1,185,877
Guosen Securities Co. Ltd., Class A	1,223,151	1,625,046
Guotai Junan Securities Co. Ltd., Class A	1,296,140	2,737,449
H World Group Ltd., ADR(a)	512,812	18,758,663
Haidilao International Holding Ltd.(b)	4,203,000	8,340,769
Haier Smart Home Co. Ltd., Class A	1,056,841	3,273,820
Haier Smart Home Co. Ltd., Class H	5,903,800	17,071,627
Hainan Airlines Holding Co. Ltd., Class A(a)	6,762,500	1,372,210
Hainan Airport Infrastructure Co. Ltd., NVS(a)	2,514,400	1,431,141
Haitian International Holdings Ltd.	1,815,000	4,620,133
Haitong Securities Co. Ltd., Class A	1,696,200	2,306,288
Haitong Securities Co. Ltd., Class H	6,402,000	3,587,661
Hangzhou First Applied Material Co. Ltd., Class A	369,492	1,200,671
Hangzhou Robam Appliances Co. Ltd., Class A	223,264	724,695
Hangzhou Silan Microelectronics Co. Ltd., Class A	287,500	971,860
Hangzhou Tigermed Consulting Co. Ltd., Class A	71,600	622,825
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,978,000	6,018,471
Henan Shenhuo Coal & Power Co. Ltd.	489,000	1,079,117
Henan Shuanghui Investment & Development Co. Ltd., Class A	667,100	2,434,635
Hengan International Group Co. Ltd.	1,590,000	5,805,057
Hengli Petrochemical Co. Ltd., Class A(a)	1,238,191	2,431,454
Hengyi Petrochemical Co. Ltd., Class A(a)	1,084,049	1,040,921
Hithink RoyalFlush Information Network Co. Ltd., Class A	85,600	1,681,586
Hoshine Silicon Industry Co. Ltd., Class A	154,000	1,070,246
Hoyuan Green Energy Co. Ltd., Class A	131,517	609,308
Hua Hong Semiconductor Ltd.(a)(b)	1,521,000	3,514,998
Huadian Power International Corp. Ltd., Class A	1,623,900	1,163,475
Huadong Medicine Co. Ltd., Class A	323,805	1,850,324

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huafon Chemical Co. Ltd., Class A	1,090,100	$1,046,472
Huagong Tech Co. Ltd., Class A	230,600	954,843
Hualan Biological Engineering Inc., Class A	477,183	1,613,123
Huaneng Power International Inc., Class A(a)	1,643,500	1,773,176
Huaneng Power International Inc., Class H(a)	10,486,000	5,457,380
Huatai Securities Co. Ltd., Class A	1,291,009	2,586,274
Huatai Securities Co. Ltd., Class H(b)	2,856,000	3,572,228
Huaxia Bank Co. Ltd., Class A	2,609,660	2,118,180
Huayu Automotive Systems Co. Ltd., Class A	609,468	1,483,195
Huizhou Desay Sv Automotive Co. Ltd., Class A	90,900	1,649,515
Humanwell Healthcare Group Co. Ltd., Class A	346,300	1,289,996
Hunan Valin Steel Co. Ltd., Class A	1,459,700	1,129,579
Hundsun Technologies Inc., Class A	323,244	1,358,094
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	892,400	5,488,408
Hygon Information Technology Co. Ltd., NVS	293,686	2,949,538
Iflytek Co. Ltd., Class A	367,519	2,301,024
Imeik Technology Development Co. Ltd., Class A	36,900	1,571,967
Industrial & Commercial Bank of China Ltd., Class A	9,835,662	6,620,024
Industrial & Commercial Bank of China Ltd., Class H	161,559,085	76,874,228
Industrial Bank Co. Ltd., Class A	3,173,942	6,482,499
Industrial Securities Co. Ltd., Class A	1,904,476	1,619,429
Ingenic Semiconductor Co. Ltd., Class A	96,600	920,178
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	8,640,200	1,850,591
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,809,100	982,379
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	984,170	3,755,993
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	2,858,800	4,065,648
Innovent Biologics Inc.(a)(b)	2,975,000	17,422,963
Inspur Electronic Information Industry Co. Ltd., Class A	233,790	1,152,568
iQIYI Inc., ADR(a)(c)	1,116,701	5,013,987
Isoftstone Information Technology Group Co. Ltd., NVS	200,300	1,122,004
JA Solar Technology Co. Ltd., Class A	561,160	1,562,823
JCET Group Co. Ltd., Class A	377,600	1,614,618
JD Health International Inc.(a)(b)	2,783,700	13,234,033
JD Logistics Inc.(a)(b)	4,862,800	5,964,203
JD.com Inc.	5,847,304	79,757,790
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,081,100	1,531,043
Jiangsu Expressway Co. Ltd., Class H	3,826,000	3,435,552
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	42,809	646,681
Jiangsu Hengli Hydraulic Co. Ltd., Class A	243,288	1,915,597
Jiangsu Hengrui Medicine Co. Ltd., Class A	984,241	6,609,388
Jiangsu King’s Luck Brewery JSC Ltd., Class A	209,686	1,578,917
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	228,650	3,730,644
Jiangsu Zhongtian Technology Co. Ltd., Class A	602,824	1,094,390
Jiangxi Copper Co. Ltd., Class A	490,700	1,216,679
Jiangxi Copper Co. Ltd., Class H	2,861,000	4,056,110
Jinko Solar Co. Ltd.	1,144,002	1,421,050
JiuGui Liquor Co. Ltd., Class A	65,300	653,296
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A(a)	233,133	1,064,452
JOYY Inc., ADR	99,043	3,804,242
Juewei Food Co. Ltd., Class A	161,514	714,998
Kanzhun Ltd., ADR(a)	539,997	8,926,150

Security	Shares	Value

China (continued)
KE Holdings Inc., ADR	1,647,146	$26,239,036
Kingboard Holdings Ltd.	1,771,500	4,264,782
Kingboard Laminates Holdings Ltd.	2,489,500	2,168,344
Kingdee International Software Group Co. Ltd.(a)	6,973,000	9,679,955
Kingsoft Corp. Ltd.	2,409,800	7,696,341
Kuaishou Technology(a)(b)	5,809,300	42,834,001
Kunlun Energy Co. Ltd.	9,856,000	9,107,406
Kunlun Tech Co. Ltd., Class A(a)	210,600	948,305
Kweichow Moutai Co. Ltd., Class A	187,687	47,046,157
LB Group Co. Ltd., Class A	540,000	1,303,256
Legend Biotech Corp., ADR(a)(c)	177,980	10,824,744
Lenovo Group Ltd.	18,240,000	22,510,298
Lens Technology Co. Ltd., Class A	980,800	1,793,180
Lepu Medical Technology Beijing Co. Ltd., Class A	427,370	1,026,839
Li Auto Inc.(a)	2,848,190	52,662,608
Li Ning Co. Ltd.	5,925,000	16,488,115
Lingyi iTech Guangdong Co., Class A	1,771,080	1,660,034
Longfor Group Holdings Ltd.(b)	4,847,500	8,570,915
LONGi Green Energy Technology Co. Ltd., Class A	1,206,771	3,583,477
Lufax Holding Ltd., ADR	1,866,534	1,584,501
Luxshare Precision Industry Co. Ltd., Class A	1,098,646	4,890,912
Luzhou Laojiao Co. Ltd., Class A	220,139	6,382,752
Mango Excellent Media Co. Ltd., Class A	315,300	1,138,730
Maxscend Microelectronics Co. Ltd., Class A	92,644	1,795,925
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	997,680	863,830
Meituan, Class B(a)(b)	12,640,800	146,336,193
Metallurgical Corp. of China Ltd., Class A	3,596,090	1,560,258
Microport Scientific Corp.(a)(c)	2,146,200	3,438,240
Ming Yang Smart Energy Group Ltd., Class A	425,600	801,991
Minth Group Ltd.	1,964,000	4,254,406
Montage Technology Co. Ltd., Class A	203,800	1,683,847
Muyuan Foods Co. Ltd., Class A	869,739	4,758,407
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	425,053	929,848
NARI Technology Co. Ltd., Class A	1,428,154	4,400,859
National Silicon Industry Group Co. Ltd., Class A(a)	482,541	1,192,770
NAURA Technology Group Co. Ltd., Class A	86,200	2,830,453
NavInfo Co. Ltd., Class A(a)	574,500	787,781
NetEase Inc.	4,816,450	108,651,194
New China Life Insurance Co. Ltd., Class A	381,702	1,671,557
New China Life Insurance Co. Ltd., Class H	1,904,000	3,783,228
New Hope Liuhe Co. Ltd., Class A(a)	1,036,597	1,450,573
New Oriental Education & Technology Group Inc.(a)	3,735,000	30,378,143
Nine Dragons Paper Holdings Ltd.	4,768,000	2,387,521
Ninestar Corp., Class A	304,438	1,177,883
Ningbo Deye Technology Co. Ltd., NVS	84,700	747,269
Ningbo Joyson Electronic Corp., Class A	340,200	935,470
Ningbo Orient Wires & Cables Co. Ltd.	148,400	851,246
Ningbo Shanshan Co. Ltd.	573,000	1,070,025
Ningbo Tuopu Group Co. Ltd., Class A	184,900	1,904,942
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,358,900	2,789,282
NIO Inc., ADR(a)(c)	3,460,533	25,158,075
Nongfu Spring Co. Ltd., Class H(b)	4,738,800	27,029,067
OFILM Group Co. Ltd., Class A(a)	726,300	1,030,580
Oppein Home Group Inc., Class A	96,800	1,070,851
Orient Overseas International Ltd.	342,500	4,118,103

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Orient Securities Co. Ltd., Class A	1,374,534	$1,675,364
Ovctek China Inc., Class A	190,600	649,804
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,699,289	806,276
People.cn Co. Ltd.	239,600	1,138,629
People’s Insurance Co. Group of China Ltd. (The), Class A	1,817,400	1,285,147
People’s Insurance Co. Group of China Ltd. (The), Class H	19,544,000	6,330,884
Perfect World Co. Ltd., Class A	426,900	753,100
PetroChina Co. Ltd., Class A	3,283,500	3,293,092
PetroChina Co. Ltd., Class H	52,664,000	34,461,948
Pharmaron Beijing Co. Ltd., Class A	232,700	1,087,288
PICC Property & Casualty Co. Ltd., Class H	17,177,192	19,953,791
Pinduoduo Inc., ADR(a)(c)	1,488,650	219,486,556
Ping An Bank Co. Ltd., Class A	2,899,467	3,927,598
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,428,200	3,186,504
Ping An Insurance Group Co. of China Ltd., Class A	1,665,484	9,514,424
Ping An Insurance Group Co. of China Ltd., Class H	16,575,500	76,026,027
Piotech Inc., NVS	38,368	1,436,166
Poly Developments and Holdings Group Co. Ltd., Class A	1,831,284	2,627,622
Pop Mart International Group Ltd.(b)	1,231,400	3,695,123
Postal Savings Bank of China Co. Ltd., Class A	4,323,900	2,655,123
Postal Savings Bank of China Co. Ltd., Class H(b)	18,292,000	8,114,690
Power Construction Corp. of China Ltd., Class A	2,761,500	1,927,583
Pylon Technologies Co. Ltd., NVS	46,423	662,036
Qifu Technology Inc.	281,801	4,373,552
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	966,300	2,142,632
Range Intelligent Computing Technology Group Co. Ltd.	305,800	1,155,391
Rongsheng Petrochemical Co. Ltd., Class A	1,649,858	2,481,209
SAIC Motor Corp. Ltd., Class A	1,344,406	2,798,197
Sanan Optoelectronics Co. Ltd., Class A	895,500	1,739,558
Sangfor Technologies Inc., Class A(a)	80,300	948,828
Sany Heavy Equipment International Holdings Co. Ltd.	2,960,000	3,076,978
Sany Heavy Industry Co. Ltd., Class A	1,443,252	2,755,524
Satellite Chemical Co. Ltd., Class A(a)	687,584	1,534,665
SDIC Capital Co. Ltd., Class A	1,809,500	1,747,404
SDIC Power Holdings Co. Ltd., Class A	1,275,400	2,213,074
Seazen Holdings Co. Ltd., Class A(a)	371,073	664,382
Seres Group Co. Ltd., NVS(a)	232,600	2,463,498
SF Holding Co. Ltd., Class A	768,135	4,537,276
SG Micro Corp., Class A	95,621	1,200,114
Shaanxi Coal Industry Co. Ltd., Class A	1,507,876	4,108,268
Shandong Gold Mining Co. Ltd., Class A	650,036	2,113,976
Shandong Gold Mining Co. Ltd., Class H(b)	1,769,750	3,494,566
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	448,880	1,874,384
Shandong Linglong Tyre Co. Ltd., Class A	364,900	1,016,569
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,164,000	5,851,006
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	260,672	940,358
Shanghai Baosight Software Co. Ltd., Class A	334,116	1,964,873
Shanghai Baosight Software Co. Ltd., Class B	1,594,497	3,001,668
Shanghai Construction Group Co. Ltd., Class A	2,211,652	773,161
Shanghai Electric Group Co. Ltd., Class A(a)	2,928,391	1,807,732

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	381,200	$1,488,402
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,289,500	2,851,607
Shanghai Fudan Microelectronics Group Co. Ltd.	136,435	854,303
Shanghai International Airport Co. Ltd., Class A(a)	261,998	1,315,716
Shanghai International Port Group Co. Ltd., Class A	1,999,389	1,406,816
Shanghai Junshi Biosciences Co. Ltd.(a)	125,200	788,157
Shanghai M&G Stationery Inc., Class A	192,737	1,071,297
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	571,300	1,436,488
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,895,300	2,747,454
Shanghai Pudong Development Bank Co. Ltd., Class A	4,784,295	4,584,107
Shanghai Putailai New Energy Technology Co. Ltd., Class A	381,066	1,224,227
Shanghai RAAS Blood Products Co. Ltd., Class A	1,367,500	1,519,840
Shanghai Rural Commercial Bank Co. Ltd.	2,025,000	1,623,270
Shanghai United Imaging Healthcare Co. Ltd., NVS	114,337	2,287,972
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	232,100	738,898
Shanxi Coal International Energy Group Co. Ltd.	431,100	1,102,763
Shanxi Coking Coal Energy Group Co. Ltd., Class A	952,800	1,297,082
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	482,000	1,474,470
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,130,100	1,143,387
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	183,900	6,142,836
Shede Spirits Co. Ltd.	63,700	894,002
Shengyi Technology Co. Ltd., Class A	528,800	1,267,404
Shennan Circuits Co. Ltd., Class A	113,340	1,159,228
Shenwan Hongyuan Group Co. Ltd., Class A	4,433,670	2,796,671
Shenzhen Dynanonic Co. Ltd.	55,720	503,181
Shenzhen Inovance Technology Co. Ltd., Class A	248,097	2,288,386
Shenzhen International Holdings Ltd.	558,500	412,157
Shenzhen Kangtai Biological Products Co. Ltd., Class A	233,035	1,047,482
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	193,032	7,845,957
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	128,100	1,259,462
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	1,428,900	688,848
Shenzhen Transsion Holding Co. Ltd., Class A	127,486	1,973,709
Shenzhou International Group Holdings Ltd.	2,070,100	20,725,656
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	285,800	1,005,378
Sichuan Chuantou Energy Co. Ltd., Class A	1,048,660	2,095,515
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	314,678	1,263,332
Sichuan Road & Bridge Co. Ltd., Class A	1,455,280	1,570,378
Sichuan Swellfun Co. Ltd., Class A	96,693	791,594
Sino Biopharmaceutical Ltd.(c)	25,894,750	12,702,105
Sinoma Science & Technology Co. Ltd., Class A	406,400	955,157
Sinopharm Group Co. Ltd., Class H	3,477,200	8,617,387

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinotruk Hong Kong Ltd.	1,526,000	$3,165,591
Skshu Paint Co. Ltd., Class A(a)	105,496	797,697
Smoore International Holdings Ltd.(b)(c)	4,742,000	4,140,876
Songcheng Performance Development Co. Ltd., Class A	609,518	896,241
SooChow Securities Co. Ltd., Class A	872,200	935,737
Spring Airlines Co. Ltd., Class A(a)	189,000	1,403,160
StarPower Semiconductor Ltd., Class A	37,700	993,710
Sungrow Power Supply Co. Ltd., Class A	231,700	2,694,507
Sunny Optical Technology Group Co. Ltd.	1,777,300	16,831,097
Sunwoda Electronic Co. Ltd., Class A	437,900	931,465
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	434,300	1,132,688
Suzhou Maxwell Technologies Co. Ltd., Class A	49,440	747,111
Suzhou TFC Optical Communication Co. Ltd.	91,800	941,618
TAL Education Group, ADR(a)	1,103,446	13,826,178
TBEA Co. Ltd., Class A	923,680	1,801,073
TCL Technology Group Corp., Class A(a)	3,762,630	2,201,484
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	682,216	1,591,764
Tencent Holdings Ltd.	16,606,200	691,800,112
Tencent Music Entertainment Group, ADR(a)(c)	1,849,539	15,739,577
Thunder Software Technology Co. Ltd., Class A	79,987	897,892
Tianma Microelectronics Co. Ltd., Class A(a)	903,123	1,374,772
Tianqi Lithium Corp., Class A	246,200	1,724,668
Tingyi Cayman Islands Holding Corp.	5,168,000	6,504,195
Tongcheng Travel Holdings Ltd.(a)	3,318,000	6,099,709
TongFu Microelectronics Co. Ltd., Class A	334,500	1,062,551
Tongkun Group Co. Ltd., Class A(a)	673,200	1,280,913
Tongwei Co. Ltd., Class A.	700,284	2,400,522
Topchoice Medical Corp., Class A(a)	77,700	890,897
Topsports International Holdings Ltd.(b)	5,002,000	4,065,261
TravelSky Technology Ltd., Class H	2,679,000	4,513,259
Trina Solar Co. Ltd.	357,797	1,349,902
Trip.com Group Ltd.(a)	1,374,112	48,263,588
Tsingtao Brewery Co. Ltd., Class A	119,790	1,250,921
Tsingtao Brewery Co. Ltd., Class H	1,568,000	10,361,180
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	155,539	1,577,481
Uni-President China Holdings Ltd.	3,177,000	2,032,026
Unisplendour Corp. Ltd., Class A(a)	493,854	1,397,615
Vinda International Holdings Ltd.(c)	907,000	2,332,186
Vipshop Holdings Ltd., ADR(a)	850,245	13,629,427
Walvax Biotechnology Co. Ltd., Class A	347,947	1,204,136
Wanhua Chemical Group Co. Ltd., Class A	488,091	5,502,585
Want Want China Holdings Ltd.	12,397,000	7,259,121
Weibo Corp., ADR	178,976	1,809,447
Weichai Power Co. Ltd., Class A	1,301,244	2,714,582
Weichai Power Co. Ltd., Class H	4,697,800	8,644,048
Wens Foodstuffs Group Co. Ltd., Class A	1,116,570	3,009,729
Western Securities Co. Ltd., Class A	1,131,810	1,044,569
Western Superconducting Technologies Co. Ltd., Class A	192,212	1,411,300
Will Semiconductor Co. Ltd. Shanghai, Class A	197,370	2,988,465
Wingtech Technology Co. Ltd., Class A(a)	198,700	1,341,304
Wuhan Guide Infrared Co. Ltd., Class A	966,842	1,050,326
Wuliangye Yibin Co. Ltd., Class A	580,028	12,070,622
WUS Printed Circuit Kunshan Co. Ltd., Class A	380,923	1,102,468
WuXi AppTec Co. Ltd., Class A	423,729	4,887,234
WuXi AppTec Co. Ltd., Class H(b)(c)	868,870	10,163,917
Wuxi Biologics Cayman Inc.(a)(b)	9,531,000	52,916,893

Security	Shares	Value

China (continued)
XCMG Construction Machinery Co. Ltd., Class A	2,285,469	$1,768,289
Xiaomi Corp., Class B(a)(b)	38,156,200	76,161,139
Xinjiang Daqo New Energy Co. Ltd.	326,552	1,407,776
Xinyi Solar Holdings Ltd.	12,534,000	7,190,583
XPeng Inc.(a)(c)	2,414,476	20,121,522
Xtep International Holdings Ltd.	3,810,000	2,200,019
Yadea Group Holdings Ltd.(b)	3,230,000	6,073,813
Yankuang Energy Group Co. Ltd., Class A	667,100	1,917,911
Yankuang Energy Group Co. Ltd., Class H(c)	5,610,200	10,421,904
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	268,698	1,113,028
Yealink Network Technology Corp. Ltd., Class A	263,642	1,187,356
Yifeng Pharmacy Chain Co. Ltd., Class A	210,090	1,120,466
Yihai Kerry Arawana Holdings Co. Ltd., Class A	286,000	1,396,380
Yintai Gold Co. Ltd., Class A	588,800	1,219,431
YongXing Special Materials Technology Co. Ltd., Class A	112,430	692,257
Yonyou Network Technology Co. Ltd., Class A	599,351	1,400,605
YTO Express Group Co. Ltd., Class A	644,400	1,185,961
Yuexiu Property Co. Ltd.	4,255,000	3,875,740
Yum China Holdings Inc.	1,033,515	44,627,178
Yunda Holding Co. Ltd., Class A	634,004	762,043
Yunnan Aluminium Co. Ltd., Class A	633,700	1,140,817
Yunnan Baiyao Group Co. Ltd., Class A	351,022	2,470,345
Yunnan Energy New Material Co. Ltd., Class A	159,800	1,317,756
Zai Lab Ltd.(a)(c)	2,367,760	6,476,962
Zangge Mining Co. Ltd.	365,900	1,224,579
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	96,464	3,414,599
Zhaojin Mining Industry Co. Ltd., Class H(c)	3,413,000	4,420,381
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,276,698	996,897
Zhejiang China Commodities City Group Co. Ltd., Class A	790,700	879,192
Zhejiang Chint Electrics Co. Ltd., Class A	466,223	1,431,358
Zhejiang Dahua Technology Co. Ltd., Class A	542,784	1,467,860
Zhejiang Expressway Co. Ltd., Class H.	3,828,000	2,424,013
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	370,504	811,858
Zhejiang Huayou Cobalt Co. Ltd., Class A	296,915	1,333,556
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	255,484	1,543,086
Zhejiang Juhua Co. Ltd., Class A	554,200	1,232,305
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,334,400	6,850,261
Zhejiang NHU Co. Ltd., Class A	650,887	1,549,298
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	286,400	1,159,349
Zhejiang Supcon Technology Co. Ltd.	198,022	1,213,283
Zhejiang Supor Co. Ltd., Class A	136,782	1,000,013
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	2,458,200	1,596,111
Zheshang Securities Co. Ltd., Class A	910,000	1,336,672
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	1,848,200	4,663,323
Zhongji Innolight Co. Ltd., Class A	125,600	1,669,681
Zhongjin Gold Corp. Ltd., Class A	832,200	1,256,861
Zhongsheng Group Holdings Ltd.	1,961,000	4,686,088
Zhongtai Securities Co. Ltd.	1,741,100	1,751,425
Zhuzhou CRRC Times Electric Co. Ltd.	1,369,200	4,323,544
Zijin Mining Group Co. Ltd., Class A	3,295,000	5,621,217
Zijin Mining Group Co. Ltd., Class H	13,352,000	21,144,561
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,696,554	1,531,089

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
ZTE Corp., Class A	596,200	$2,138,549
ZTE Corp., Class H	1,910,600	4,165,000
ZTO Express Cayman Inc., ADR	1,057,747	23,608,913
		4,774,941,879
Colombia — 0.0%
Bancolombia SA	621,662	4,910,323
Interconexion Electrica SA ESP	1,141,448	4,309,013
		9,219,336
Czech Republic — 0.2%
CEZ AS	397,435	17,581,564
Komercni Banka AS	180,692	5,598,886
Moneta Money Bank AS(b)	818,256	3,199,295
		26,379,745
Egypt — 0.1%
Commercial International Bank Egypt SAE	9,039,285	14,012,944
Eastern Co. SAE	4,110,572	2,137,806
Egyptian Financial Group-Hermes Holding Co.(a)	2,296,495	851,263
		17,002,013
Greece — 0.5%
Alpha Services and Holdings SA(a)	5,479,197	9,322,355
Eurobank Ergasias Services and Holdings SA, Class A(a)	6,331,967	11,672,187
FF Group(a)(d)	246,892	3
Hellenic Telecommunications Organization SA	490,670	7,203,196
JUMBO SA	299,790	7,844,771
Motor Oil Hellas Corinth Refineries SA	161,140	4,349,944
Mytilineos SA	246,359	9,852,268
National Bank of Greece SA(a)	1,896,062	12,995,509
OPAP SA	468,507	7,492,063
Piraeus Financial Holdings SA(a)	1,696,901	6,046,372
Public Power Corp. SA(a)	535,884	6,308,107
		83,086,775
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,096,201	8,728,158
OTP Bank Nyrt	580,383	24,149,679
Richter Gedeon Nyrt	342,765	8,639,066
		41,516,903
India — 16.1%
ABB India Ltd.	132,478	7,026,917
Adani Enterprises Ltd.	428,021	12,127,217
Adani Green Energy Ltd.(a)	798,297	9,848,315
Adani Ports & Special Economic Zone Ltd.	1,316,622	13,051,893
Adani Power Ltd.(a)	1,934,368	10,008,901
Ambuja Cements Ltd.	1,500,868	7,915,913
APL Apollo Tubes Ltd.	432,282	8,748,146
Apollo Hospitals Enterprise Ltd.	252,086	16,723,279
Ashok Leyland Ltd.	3,797,314	8,342,484
Asian Paints Ltd.	955,916	35,763,171
Astral Ltd.	312,748	7,320,826
AU Small Finance Bank Ltd.(b)	432,444	3,852,935
Aurobindo Pharma Ltd.	659,849	8,236,525
Avenue Supermarts Ltd.(a)(b)	410,318	19,441,390
Axis Bank Ltd.	5,709,228	73,711,799
Bajaj Auto Ltd.	169,133	12,375,648
Bajaj Finance Ltd.	681,097	58,224,220
Bajaj Finserv Ltd.	955,814	19,217,904
Bajaj Holdings & Investment Ltd.	66,718	5,887,758
Balkrishna Industries Ltd.	193,628	5,989,804
Bandhan Bank Ltd.(b)	1,838,725	4,992,174
Bank of Baroda	2,588,864	6,128,247

Security	Shares	Value

India (continued)
Berger Paints India Ltd.	753,991	$5,193,344
Bharat Electronics Ltd.	9,148,303	16,033,846
Bharat Forge Ltd.	639,278	8,596,270
Bharat Petroleum Corp. Ltd.	1,897,923	9,933,681
Bharti Airtel Ltd.	5,589,422	68,117,186
Britannia Industries Ltd.	271,333	15,775,926
CG Power and Industrial Solutions Ltd.	1,529,106	8,245,512
Cholamandalam Investment and Finance Co. Ltd.	1,029,121	13,813,906
Cipla Ltd.	1,295,622	18,842,126
Coal India Ltd.	3,798,516	15,614,836
Colgate-Palmolive India Ltd.	301,788	7,959,538
Container Corp. of India Ltd.	694,961	6,477,019
Cummins India Ltd.	358,617	8,213,625
Dabur India Ltd.	1,562,258	10,075,556
Divi’s Laboratories Ltd.	299,512	13,612,425
DLF Ltd.	1,548,932	11,638,253
Dr. Reddy’s Laboratories Ltd.	268,477	18,653,654
Eicher Motors Ltd.	342,313	16,016,344
GAIL India Ltd.	5,760,256	9,117,834
Godrej Consumer Products Ltd.	1,024,074	12,382,303
Godrej Properties Ltd.(a)	313,216	7,055,032
Grasim Industries Ltd.	659,341	15,885,317
Havells India Ltd.	627,381	9,810,289
HCL Technologies Ltd.	2,354,880	37,945,557
HDFC Asset Management Co. Ltd.(b)	220,864	7,864,140
HDFC Bank Ltd.	6,961,651	130,512,824
HDFC Life Insurance Co. Ltd.(b)	2,415,218	20,046,829
Hero MotoCorp Ltd.	274,223	12,573,711
Hindalco Industries Ltd.	3,080,973	19,107,042
Hindustan Aeronautics Ltd., NVS	493,631	14,109,144
Hindustan Petroleum Corp. Ltd.(a)	1,420,416	5,927,495
Hindustan Unilever Ltd.	2,044,547	62,429,994
ICICI Bank Ltd.	12,944,528	144,560,958
ICICI Lombard General Insurance Co. Ltd.(b)	599,397	10,650,716
ICICI Prudential Life Insurance Co. Ltd.(b)	936,361	6,320,588
IDFC First Bank Ltd.(a)	8,400,542	8,601,004
Indian Hotels Co. Ltd. (The), Class A	2,133,339	10,798,386
Indian Oil Corp. Ltd.	6,968,531	9,355,455
Indian Railway Catering & Tourism Corp. Ltd.	600,722	5,088,994
Indraprastha Gas Ltd.	785,404	3,669,697
IndusInd Bank Ltd.	737,299	12,962,051
Info Edge India Ltd.	177,749	9,845,989
Infosys Ltd.	8,269,886	144,549,810
InterGlobe Aviation Ltd.(a)(b)	335,941	10,907,778
ITC Ltd.	7,457,763	38,986,230
Jindal Steel & Power Ltd.	893,830	7,214,911
Jio Financial Services Ltd., NVS(a)	7,773,774	21,384,142
JSW Steel Ltd.	1,512,736	14,560,122
Jubilant Foodworks Ltd.	994,848	6,700,424
Kotak Mahindra Bank Ltd.	2,726,039	57,469,172
Larsen & Toubro Infotech Ltd.(b)	222,281	14,786,472
Larsen & Toubro Ltd.	1,684,949	62,900,170
Lupin Ltd.	503,592	7,736,799
Macrotech Developers Ltd.	471,595	4,986,049
Mahindra & Mahindra Ltd.	2,334,445	46,177,662
Marico Ltd.	1,286,666	8,315,114
Maruti Suzuki India Ltd.	338,379	43,082,258
Max Healthcare Institute Ltd.	1,945,228	14,820,756
Mphasis Ltd.	191,536	5,419,764
MRF Ltd.	4,782	6,408,395
Muthoot Finance Ltd.	301,614	5,368,140

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Nestle India Ltd.	84,560	$24,571,600
NTPC Ltd.	10,823,807	33,945,878
Oil & Natural Gas Corp. Ltd.	7,765,677	18,147,001
One 97 Communications Ltd., NVS(a)	586,233	6,156,962
Page Industries Ltd.	15,420	6,895,465
Persistent Systems Ltd.	129,314	9,924,043
Petronet LNG Ltd.	1,877,353	4,573,547
PI Industries Ltd.	201,726	9,121,650
Pidilite Industries Ltd.	381,812	11,683,756
Polycab India Ltd.	98,795	6,240,782
Power Finance Corp. Ltd.	3,574,716	14,368,681
Power Grid Corp. of India Ltd.	11,574,414	29,029,197
REC Ltd.	3,181,181	13,306,439
Reliance Industries Ltd.	7,576,658	216,253,195
Samvardhana Motherson International Ltd.	5,839,320	6,459,729
SBI Cards & Payment Services Ltd.	695,994	6,174,518
SBI Life Insurance Co. Ltd.(b)	1,130,816	19,492,178
Shree Cement Ltd.	22,762	7,305,867
Shriram Transport Finance Co. Ltd.	702,847	16,932,048
Siemens Ltd.	221,647	9,731,901
Sona Blw Precision Forgings Ltd.(b)	1,025,815	6,869,612
SRF Ltd.	372,599	10,589,945
State Bank of India	4,445,427	30,164,139
Sun Pharmaceutical Industries Ltd.	2,393,333	35,235,185
Supreme Industries Ltd.	164,403	8,747,112
Suzlon Energy Ltd.(a)	21,207,959	10,363,179
Tata Communications Ltd.	301,123	6,158,499
Tata Consultancy Services Ltd.	2,272,428	95,217,025
Tata Consumer Products Ltd.	1,395,327	15,755,750
Tata Elxsi Ltd.	85,746	8,498,159
Tata Motors Ltd.	4,092,578	34,717,168
Tata Motors Ltd., Class A	1,204,758	6,902,596
Tata Power Co. Ltd. (The)	3,599,209	11,569,373
Tata Steel Ltd.	18,409,708	28,291,247
Tech Mahindra Ltd.	1,331,471	19,519,279
Titan Co. Ltd.	885,664	37,106,919
Torrent Pharmaceuticals Ltd.	254,188	6,470,888
Trent Ltd.	453,963	15,188,680
Tube Investments of India Ltd.	266,172	10,764,297
TVS Motor Co. Ltd.	594,216	13,308,035
UltraTech Cement Ltd.	288,699	31,203,732
United Spirits Ltd.	728,280	9,170,729
UPL Ltd.	1,127,288	7,721,024
Varun Beverages Ltd.	1,138,235	15,111,276
Vedanta Ltd.	2,070,428	5,804,866
Wipro Ltd.	3,149,646	15,598,057
Yes Bank Ltd.(a)	32,469,867	7,539,518
Zomato Ltd.(a)	12,559,477	17,892,054
		2,727,936,810
Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	35,942,200	6,076,696
Amman Mineral Internasional PT(a)	17,015,800	7,899,017
Aneka Tambang Tbk.	22,812,800	2,561,174
Astra International Tbk PT	50,469,500	17,585,485
Bank Central Asia Tbk PT	137,489,500	79,576,632
Bank Mandiri Persero Tbk PT	92,501,900	34,879,764
Bank Negara Indonesia Persero Tbk PT	37,687,352	12,822,663
Bank Rakyat Indonesia Persero Tbk PT	170,657,208	58,078,782
Barito Pacific Tbk PT	70,703,222	4,762,854
Charoen Pokphand Indonesia Tbk PT	18,470,145	6,192,441
GoTo Gojek Tokopedia Tbk PT(a)	2,075,137,700	12,995,856
Indah Kiat Pulp & Paper Tbk PT	6,543,200	3,702,477

Security	Shares	Value

Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	5,891,000	$4,386,915
Indofood Sukses Makmur Tbk PT	10,936,900	4,532,578
Kalbe Farma Tbk PT	52,646,315	5,488,114
Merdeka Copper Gold Tbk PT(a)	27,315,263	4,459,469
Sarana Menara Nusantara Tbk PT	51,089,000	3,293,215
Semen Indonesia Persero Tbk PT	8,282,571	3,471,749
Sumber Alfaria Trijaya Tbk PT	42,294,900	7,826,329
Telkom Indonesia Persero Tbk PT	123,499,900	30,029,727
Unilever Indonesia Tbk PT	18,754,800	4,414,563
United Tractors Tbk PT	3,672,153	5,186,452
		320,222,952
Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	1,312,267	147

Kuwait — 0.8%
Agility Public Warehousing Co. KSC(a)	4,006,022	7,007,511
Boubyan Bank KSCP	3,471,949	6,555,471
Gulf Bank KSCP	5,178,008	4,242,179
Kuwait Finance House KSCP	19,864,337	44,961,234
Mabanee Co. KPSC	1,647,271	4,473,843
Mobile Telecommunications Co. KSCP	4,873,917	7,718,331
National Bank of Kuwait SAKP	18,670,401	53,503,526
		128,462,095
Malaysia — 1.4%
AMMB Holdings Bhd	4,162,275	3,538,538
Axiata Group Bhd	6,965,600	3,379,176
CIMB Group Holdings Bhd	15,779,400	19,134,532
Dialog Group Bhd	9,062,512	4,300,431
DiGi.Com Bhd	8,973,700	8,358,377
Gamuda Bhd	4,467,900	4,573,856
Genting Bhd	5,214,800	5,240,388
Genting Malaysia Bhd	7,247,700	4,155,058
Hong Leong Bank Bhd	1,627,300	6,635,056
IHH Healthcare Bhd	4,855,800	6,084,840
Inari Amertron Bhd	6,558,500	4,116,318
IOI Corp. Bhd	6,378,720	5,507,797
Kuala Lumpur Kepong Bhd	1,270,500	5,970,007
Malayan Banking Bhd	13,261,200	25,563,080
Malaysia Airports Holdings Bhd(c)	1,904,700	2,937,410
Maxis Bhd(c)	5,939,600	4,971,443
MISC Bhd.	3,237,800	4,999,949
MR DIY Group M Bhd(b)	7,760,600	2,548,282
Nestle Malaysia Bhd	192,300	5,175,324
Petronas Chemicals Group Bhd	6,970,300	10,814,914
Petronas Dagangan Bhd	761,900	3,646,393
Petronas Gas Bhd	1,999,900	7,236,466
PPB Group Bhd	1,618,560	4,897,885
Press Metal Aluminium Holdings Bhd	9,293,200	9,578,103
Public Bank Bhd	36,785,750	33,719,321
QL Resources Bhd	2,761,500	3,324,823
RHB Bank Bhd	3,651,725	4,271,987
Sime Darby Bhd	6,759,273	3,585,461
Sime Darby Plantation Bhd	5,334,173	5,155,389
Telekom Malaysia Bhd	3,074,300	3,477,912
Tenaga Nasional Bhd	6,378,750	13,679,242
		230,577,758
Mexico — 2.6%
Alfa SAB de CV, Class A	7,502,347	5,472,824
America Movil SAB de CV	46,691,550	42,233,022
Arca Continental SAB de CV	1,268,036	12,947,934
Banco del Bajio SA(b)	1,956,600	6,204,884

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Cemex SAB de CV, NVS(a)	37,944,415	$26,368,949
Coca-Cola Femsa SAB de CV	1,315,669	11,058,028
Fibra Uno Administracion SA de CV	7,249,381	11,665,958
Fomento Economico Mexicano SAB de CV	4,841,172	61,566,518
Gruma SAB de CV, Class B	463,341	8,586,821
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	752,454	6,832,023
Grupo Aeroportuario del Pacifico SAB de CV, Class B	964,900	14,697,524
Grupo Aeroportuario del Sureste SAB de CV, Class B	485,572	11,464,347
Grupo Bimbo SAB de CV, Series A	3,301,746	16,660,335
Grupo Carso SAB de CV, Series A1	1,406,741	12,924,182
Grupo Financiero Banorte SAB de CV, Class O	6,455,412	60,028,995
Grupo Financiero Inbursa SAB de CV, Class O(a)	4,602,949	11,249,975
Grupo Mexico SAB de CV, Series B	7,832,288	35,899,960
Industrias Penoles SAB de CV(a)(c)	504,643	7,401,779
Kimberly-Clark de Mexico SAB de CV, Class A	3,808,063	7,704,484
Operadora De Sites Mexicanos SAB de CV	3,234,821	4,065,759
Orbia Advance Corp. SAB de CV	2,641,834	5,641,571
Prologis Property Mexico SA de CV	1,810,900	7,796,822
Promotora y Operadora de Infraestructura SAB de CV	476,005	4,684,272
Wal-Mart de Mexico SAB de CV	12,945,300	50,749,660
		443,906,626
Netherlands — 0.1%
NEPI Rockcastle NV	1,193,817	7,346,079
Pepco Group NV(a)	420,560	2,385,735
		9,731,814
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	545,744	5,206,398
Credicorp Ltd.	166,288	20,874,133
Southern Copper Corp.	209,935	15,100,624
		41,181,155
Philippines — 0.6%
Aboitiz Equity Ventures Inc.	4,235,330	3,581,616
Ayala Corp.	621,026	7,432,810
Ayala Land Inc.	16,850,700	9,478,967
Bank of the Philippine Islands	4,693,718	8,743,891
BDO Unibank Inc.	5,930,993	14,278,445
International Container Terminal Services Inc.	2,543,210	9,897,825
JG Summit Holdings Inc.	7,108,893	4,932,283
Jollibee Foods Corp.	1,122,419	4,584,200
Manila Electric Co.	603,330	3,910,612
Metropolitan Bank & Trust Co.	4,654,625	4,189,917
PLDT Inc.	189,243	4,372,247
SM Investments Corp.	618,802	9,137,083
SM Prime Holdings Inc.	25,319,025	14,737,872
Universal Robina Corp.	2,181,400	4,427,395
		103,705,163
Poland — 0.9%
Allegro.eu SA (a)(b)	1,272,264	9,200,707
Bank Polska Kasa Opieki SA	453,007	15,915,194
Budimex SA	33,168	4,596,801
CD Projekt SA	165,020	4,494,019
Cyfrowy Polsat SA(a)(c)	563,228	1,805,057
Dino Polska SA(a)(b)	122,808	13,677,784
KGHM Polska Miedz SA	350,443	10,098,328
LPP SA	2,808	10,443,410
mBank SA(a)	37,746	5,319,719
ORLEN SA	1,416,143	20,906,617

Security	Shares	Value

Poland (continued)
PGE Polska Grupa Energetyczna SA(a)	2,323,835	$4,880,706
Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,162,012	25,718,592
Powszechny Zaklad Ubezpieczen SA	1,486,774	16,935,074
Santander Bank Polska SA(a)	89,532	11,123,365
		155,115,373
Qatar — 0.9%
Barwa Real Estate Co.	4,903,356	3,636,200
Commercial Bank PSQC (The)	8,060,826	11,784,251
Dukhan Bank	4,676,858	4,955,135
Industries Qatar QSC.	3,740,388	12,833,660
Masraf Al Rayan QSC	13,842,632	9,438,762
Mesaieed Petrochemical Holding Co.	11,006,084	5,077,102
Ooredoo QPSC	1,983,067	5,596,906
Qatar Electricity & Water Co. QSC	1,101,482	5,101,745
Qatar Fuel QSC	1,756,224	7,668,638
Qatar Gas Transport Co. Ltd.	6,240,366	5,545,623
Qatar International Islamic Bank QSC	2,340,668	6,440,632
Qatar Islamic Bank SAQ	4,140,253	21,576,238
Qatar National Bank QPSC	11,475,574	49,433,590
		149,088,482
Russia — 0.0%
Alrosa PJSC(d)	9,805,890	1,090
Gazprom PJSC(a)(d)	43,696,315	4,856
Inter RAO UES PJSC(d)	121,651,300	13,521
LUKOIL PJSC(d)	1,533,792	170
MMC Norilsk Nickel PJSC(a)(d)	233,757	26
Mobile TeleSystems PJSC(d)	3,162,662	351
Moscow Exchange MICEX-RTS PJSC(d)	5,279,850	587
Novatek PJSC(d)	3,371,230	375
Novolipetsk Steel PJSC(a)(d)	5,629,360	626
Ozon Holdings PLC, ADR(a)(d)	197,078	22
PhosAgro PJSC(a)(d)	174,249	19
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(d)	3,367	34
Polyus PJSC(a)(d)	126,490	14
Rosneft Oil Co. PJSC(d)	4,281,715	476
Sberbank of Russia PJSC(d)	39,606,181	4,402
Severstal PAO(a)(d)	805,849	90
Surgutneftegas PJSC(d)	26,192,370	2,911
Tatneft PJSC(d)	5,175,395	575
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	49
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,270
VK Co. Ltd.(a)(d)	404,870	45
VTB Bank PJSC(a)(d)	11,783,971,998	1,310
X5 Retail Group NV, GDR(a)(d)	424,766	47
Yandex NV(a)(d)	1,127,576	125
		32,991
Saudi Arabia — 4.1%
ACWA Power Co.	226,569	13,850,087
Advanced Petrochemical Co.	344,628	3,440,522
Al Rajhi Bank	4,891,461	99,705,671
Alinma Bank	2,438,389	23,282,303
Almarai Co. JSC	611,195	9,090,945
Arab National Bank	1,686,946	10,795,008
Arabian Internet & Communications Services Co.	57,936	4,810,563
Bank AlBilad	1,226,550	12,507,996
Bank Al-Jazira(a)	1,032,931	4,676,041
Banque Saudi Fransi	1,469,283	14,660,944
Bupa Arabia for Cooperative Insurance Co.	196,887	10,448,020

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Co. for Cooperative Insurance (The)	166,966	$5,483,196
Dallah Healthcare Co.	85,686	3,791,517
Dar Al Arkan Real Estate Development Co.(a)	1,324,684	5,265,110
Dr Sulaiman Al Habib Medical Services Group Co.	219,027	16,418,342
Elm Co.	60,098	11,939,691
Etihad Etisalat Co.	935,240	11,517,550
Jarir Marketing Co.	1,464,810	5,692,540
Mobile Telecommunications Co.	1,103,395	4,152,688
Mouwasat Medical Services Co.	245,464	7,367,519
Nahdi Medical Co.	95,370	3,450,683
National Industrialization Co.(a)	894,177	2,907,707
Power & Water Utility Co. for Jubail & Yanbu	191,787	3,018,631
Rabigh Refining & Petrochemical Co.(a)	1,045,718	3,038,232
Reinet Investments SCA	343,468	8,062,126
Riyad Bank	3,678,361	26,196,134
SABIC Agri-Nutrients Co.	584,566	21,454,392
Sahara International Petrochemical Co.	890,528	7,695,312
Saudi Arabian Mining Co.(a)	3,254,605	34,588,402
Saudi Arabian Oil Co.(b)	6,534,845	57,774,715
Saudi Aramco Base Oil Co.	129,465	4,734,060
Saudi Awwal Bank	2,519,276	23,357,682
Saudi Basic Industries Corp.	2,236,359	47,275,574
Saudi Electricity Co.	2,085,832	10,045,848
Saudi Industrial Investment Group.	925,846	5,566,389
Saudi Investment Bank (The)	1,226,550	4,905,543
Saudi Kayan Petrochemical Co.(a)	1,915,187	5,780,762
Saudi National Bank (The)	7,320,168	68,204,324
Saudi Research & Media Group(a)	94,428	4,012,117
Saudi Tadawul Group Holding Co.	120,879	5,895,093
Saudi Telecom Co.	4,984,179	51,153,949
Savola Group (The)	645,461	6,452,029
Yanbu National Petrochemical Co.	657,470	6,609,801
		691,075,758
South Africa — 2.8%
Absa Group Ltd.	2,106,713	19,429,908
Anglo American Platinum Ltd.	167,265	7,082,772
Aspen Pharmacare Holdings Ltd.	944,794	9,278,415
Bid Corp. Ltd.	839,678	18,407,996
Bidvest Group Ltd. (The)	724,067	9,055,807
Capitec Bank Holdings Ltd.	216,186	22,522,757
Clicks Group Ltd.	598,302	9,367,169
Discovery Ltd.	1,356,600	9,574,011
Exxaro Resources Ltd.	612,142	6,106,207
FirstRand Ltd.	12,584,486	45,015,756
Gold Fields Ltd.	2,228,060	34,141,440
Harmony Gold Mining Co. Ltd.	1,402,883	8,793,941
Impala Platinum Holdings Ltd.	2,183,217	8,877,428
Kumba Iron Ore Ltd.	162,756	5,113,480
MTN Group Ltd.	4,244,878	23,190,206
Naspers Ltd., Class N	464,591	85,679,191
Nedbank Group Ltd.	1,091,443	12,378,517
Northam Platinum Holdings Ltd.	893,586	5,766,921
Old Mutual Ltd.	11,890,857	7,253,888
OUTsurance Group Ltd., NVS	2,024,906	4,457,720
Pepkor Holdings Ltd.(b)	5,057,978	4,995,931
Remgro Ltd.	1,316,665	10,142,188
Sanlam Ltd.	4,399,657	15,849,384
Sasol Ltd.	1,434,689	15,849,420
Shoprite Holdings Ltd.	1,251,113	17,066,439
Sibanye Stillwater Ltd.(c)	7,084,945	7,796,667
Standard Bank Group Ltd.	3,330,203	35,370,241

Security	Shares	Value

South Africa (continued)
Vodacom Group Ltd.	1,563,187	$8,043,453
Woolworths Holdings Ltd	2,351,101	8,418,504
		475,025,757
South Korea — 12.0%
Amorepacific Corp.	72,927	7,285,363
Celltrion Healthcare Co. Ltd.(c)	265,177	15,283,887
Celltrion Inc.(c)	272,767	34,355,070
Celltrion Pharm Inc.(a)(c)	45,793	2,834,592
CJ CheilJedang Corp.	20,922	5,004,186
CosmoAM&T Co. Ltd.(a)	61,480	7,824,887
Coway Co. Ltd.	138,675	5,339,399
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	132,868	2,800,397
DB Insurance Co. Ltd.	113,808	7,343,055
Doosan Bobcat Inc.	138,702	4,881,000
Doosan Enerbility Co. Ltd.(a)(c)	1,122,409	13,708,596
Ecopro BM Co. Ltd.(c)	122,545	25,947,157
Ecopro Co. Ltd.(c)	49,923	28,799,774
F&F Co. Ltd./New	41,776	2,771,082
GS Holdings Corp.	116,321	3,708,781
Hana Financial Group Inc.	725,823	23,354,468
Hankook Tire & Technology Co. Ltd.	186,142	6,515,143
Hanmi Pharm Co. Ltd.	17,336	4,116,377
Hanmi Semiconductor Co. Ltd.	110,831	5,438,912
Hanon Systems	467,690	2,617,141
Hanwha Aerospace Co. Ltd.	88,755	8,680,338
Hanwha Solutions Corp.(a)	270,316	6,968,800
HD Hyundai Co. Ltd.	110,658	5,157,721
HD Hyundai Heavy Industries Co. Ltd.(a)	54,839	5,301,539
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	106,453	9,187,838
HLB Inc.(a)(c)	290,491	7,163,066
HMM Co. Ltd.	612,146	7,332,298
Hotel Shilla Co. Ltd.	81,702	4,148,311
HYBE Co. Ltd.(a)	52,236	8,689,432
Hyundai Engineering & Construction Co. Ltd.	195,524	5,419,958
Hyundai Glovis Co. Ltd.	46,439	6,232,162
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	63,677	3,995,061
Hyundai Mobis Co. Ltd.	151,661	26,822,780
Hyundai Motor Co.	341,411	48,611,531
Hyundai Steel Co.	221,605	6,024,892
Industrial Bank of Korea	676,439	6,190,614
JYP Entertainment Corp.	73,486	5,456,585
Kakao Corp.	771,963	30,117,965
Kakao Pay Corp.(a)(c)	67,230	2,392,386
KakaoBank Corp.	414,664	8,401,587
Kangwon Land Inc.	249,977	2,996,580
KB Financial Group Inc.	953,008	38,532,845
Kia Corp.	646,300	42,938,958
Korea Aerospace Industries Ltd.	183,039	6,577,303
Korea Electric Power Corp.(a)	648,314	9,457,206
Korea Investment Holdings Co. Ltd.	108,734	5,028,221
Korea Zinc Co. Ltd.	20,266	7,687,662
Korean Air Lines Co. Ltd.	450,490	7,804,653
Krafton Inc.(a)	72,707	11,951,017
KT Corp.	169,279	4,397,710
KT&G Corp.	254,248	17,331,562
Kum Yang Co. Ltd.(a)	77,878	7,703,803
Kumho Petrochemical Co. Ltd.	42,382	4,185,048
L&F Co. Ltd.(c)	63,675	8,661,726
LG Chem Ltd.	122,806	47,509,329
LG Corp.	234,198	15,168,257

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Display Co. Ltd.(a)(c)	582,277	$5,635,118
LG Electronics Inc.	266,419	21,124,571
LG Energy Solution(a)(c)	117,152	41,061,893
LG H&H Co. Ltd.	23,658	6,111,812
LG Innotek Co. Ltd.	34,597	6,366,232
LG Uplus Corp.	540,739	4,392,279
Lotte Chemical Corp.	47,200	5,619,276
Meritz Financial Group Inc.	260,771	11,181,264
Mirae Asset Securities Co. Ltd.	666,706	3,695,099
NAVER Corp.	326,332	52,455,867
NCSoft Corp.	35,966	7,282,582
Netmarble Corp.(a)(b)	56,715	2,594,622
NH Investment & Securities Co. Ltd.	352,460	2,794,602
Orion Corp.	59,470	5,377,453
Pearl Abyss Corp.(a)(c)	80,714	2,347,728
Posco DX Co. Ltd.	132,925	5,903,657
POSCO Future M Co. Ltd.(c)	77,676	19,440,213
POSCO Holdings Inc.	179,086	66,878,861
Posco International Corp.	132,296	5,845,441
Samsung Biologics Co. Ltd.(a)(b)	43,951	24,586,240
Samsung C&T Corp.	206,552	19,045,268
Samsung Electro-Mechanics Co. Ltd.	137,779	15,525,930
Samsung Electronics Co. Ltd.	11,887,680	670,319,044
Samsung Engineering Co. Ltd.(a)	392,537	7,653,538
Samsung Fire & Marine Insurance Co. Ltd.	76,451	15,366,124
Samsung Heavy Industries Co. Ltd.(a)	1,598,212	9,863,785
Samsung Life Insurance Co. Ltd.	197,915	10,699,388
Samsung SDI Co. Ltd.	137,792	50,173,670
Samsung SDS Co. Ltd.	94,248	12,255,254
Samsung Securities Co. Ltd.	156,553	4,746,038
Shinhan Financial Group Co. Ltd.	1,074,674	30,656,078
SK Biopharmaceuticals Co. Ltd.(a)	78,500	5,221,652
SK Bioscience Co. Ltd.(a)(c)	67,436	3,537,725
SK Hynix Inc.	1,359,569	141,070,882
SK IE Technology Co. Ltd.(a)(b)	67,258	3,682,415
SK Inc.	91,428	11,567,088
SK Innovation Co. Ltd.(a)	149,665	16,568,703
SK Square Co. Ltd.(a)	247,959	9,756,851
SK Telecom Co. Ltd.	145,186	5,874,285
SKC Co. Ltd.(c)	48,147	3,599,584
S-Oil Corp.	109,974	5,796,158
Woori Financial Group Inc.	1,503,105	15,152,485
Yuhan Corp.	134,291	6,374,028
		2,035,356,794
Taiwan — 15.7%
Accton Technology Corp.	1,252,000	21,301,415
Acer Inc.(c)	7,428,121	8,379,305
Advantech Co. Ltd.	1,216,213	13,739,993
Airtac International Group	352,526	12,244,135
Alchip Technologies Ltd.	180,000	17,919,334
ASE Technology Holding Co. Ltd.	7,675,110	31,342,248
Asia Cement Corp.	5,785,077	7,717,336
Asustek Computer Inc.(c)	1,758,968	22,178,127
AUO Corp.	16,434,200	8,624,512
Catcher Technology Co. Ltd.(c)	1,468,210	9,134,519
Cathay Financial Holding Co. Ltd.(c)	23,400,000	34,826,897
Chailease Holding Co. Ltd.(c)	3,830,081	22,757,419
Chang Hwa Commercial Bank Ltd.	13,472,047	7,673,348
Cheng Shin Rubber Industry Co. Ltd.	4,914,128	7,401,494
China Airlines Ltd.(c)	7,362,000	4,975,536
China Development Financial Holding Corp.(a)(c)	40,056,588	16,280,300

Security	Shares	Value

Taiwan (continued)
China Steel Corp.(c)	29,545,313	$24,744,773
Chunghwa Telecom Co. Ltd.	9,419,410	36,011,500
Compal Electronics Inc.(c)	10,443,908	10,331,213
CTBC Financial Holding Co. Ltd.	43,547,772	38,114,916
Delta Electronics Inc.(c)	4,845,000	49,003,796
E Ink Holdings Inc.(c)	2,139,000	12,488,995
E.Sun Financial Holding Co. Ltd.	34,606,378	28,340,810
Eclat Textile Co. Ltd.	457,427	8,697,613
eMemory Technology Inc.	164,000	13,150,661
Eva Airways Corp.(c)	6,504,000	6,516,850
Evergreen Marine Corp. Taiwan Ltd.	2,511,324	9,008,130
Far Eastern New Century Corp.(c)	7,530,038	7,373,819
Far EasTone Telecommunications Co. Ltd.(c)	4,047,000	10,734,926
Feng TAY Enterprise Co. Ltd.(c)	1,312,593	7,722,180
First Financial Holding Co. Ltd.	26,841,089	23,783,706
Formosa Chemicals & Fibre Corp.(c)	8,920,090	18,294,673
Formosa Petrochemical Corp.(c)	2,884,000	7,831,454
Formosa Plastics Corp.(c)	9,659,280	24,964,092
Fubon Financial Holding Co. Ltd.	19,231,073	39,633,100
Gigabyte Technology Co. Ltd.(c)	1,274,000	10,147,263
Global Unichip Corp.(c)	218,000	11,479,220
Globalwafers Co. Ltd.	549,000	10,241,023
Hon Hai Precision Industry Co. Ltd.	30,898,873	100,361,949
Hotai Motor Co. Ltd.	785,380	17,804,440
Hua Nan Financial Holdings Co. Ltd.	21,662,407	15,420,054
Innolux Corp.	21,964,738	8,874,945
Inventec Corp.(c)	6,719,281	9,108,576
Largan Precision Co. Ltd.	251,000	19,177,143
Lite-On Technology Corp.	5,042,246	17,724,755
MediaTek Inc.	3,781,338	114,194,501
Mega Financial Holding Co. Ltd.	28,059,695	35,465,113
Micro-Star International Co. Ltd.	1,817,000	10,667,204
momo.com Inc(c)	221,960	3,677,873
Nan Ya Plastics Corp.(c)	12,042,160	26,223,453
Nan Ya Printed Circuit Board Corp.(c)	585,000	4,640,893
Nanya Technology Corp.	3,168,000	7,592,111
Nien Made Enterprise Co. Ltd.	450,000	4,894,613
Novatek Microelectronics Corp.	1,438,000	23,488,961
Parade Technologies Ltd.	196,000	6,735,595
Pegatron Corp.	4,850,414	12,598,033
PharmaEssentia Corp.(a)(c)	592,000	6,896,910
Pou Chen Corp.	5,712,220	5,639,994
Powerchip Semiconductor Manufacturing Corp.(c)	7,623,000	7,339,528
President Chain Store Corp.	1,434,000	12,360,816
Quanta Computer Inc.(c)	6,737,000	43,609,630
Realtek Semiconductor Corp.	1,229,637	17,680,906
Ruentex Development Co. Ltd.	4,156,916	4,763,316
Shanghai Commercial & Savings Bank Ltd. (The)	9,662,229	13,927,651
Shin Kong Financial Holding Co. Ltd.(a)(c)	33,004,149	9,510,825
Silergy Corp.	820,000	11,184,318
SinoPac Financial Holdings Co. Ltd.	26,500,521	16,021,983
Synnex Technology International Corp.	3,205,834	7,053,947
Taishin Financial Holding Co. Ltd.	28,066,523	16,437,942
Taiwan Business Bank	15,513,184	6,706,187
Taiwan Cement Corp.(c)	15,489,748	17,296,510
Taiwan Cooperative Financial Holding Co. Ltd.	25,790,701	22,214,934
Taiwan High Speed Rail Corp.	4,977,000	4,792,427
Taiwan Mobile Co. Ltd.	4,277,600	13,455,388
Taiwan Semiconductor Manufacturing Co. Ltd.	61,323,000	1,121,727,614
Unimicron Technology Corp.(c)	3,439,000	19,497,455

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Uni-President Enterprises Corp.	11,973,839	$27,951,106
United Microelectronics Corp.(c)	27,664,000	43,259,874
Vanguard International Semiconductor Corp.(c)	2,303,000	5,870,569
Voltronic Power Technology Corp.	169,000	8,683,773
Walsin Lihwa Corp.	6,809,406	8,489,593
Wan Hai Lines Ltd.	1,622,090	2,426,224
Winbond Electronics Corp.	7,957,863	7,217,279
Wistron Corp.(c)	6,507,000	18,958,251
Wiwynn Corp.(c)	236,000	13,241,355
WPG Holdings Ltd.	4,042,449	10,037,607
Yageo Corp.(c)	841,940	16,185,225
Yang Ming Marine Transport Corp.(c)	4,133,000	5,560,942
Yuanta Financial Holding Co. Ltd.	24,947,004	20,756,572
Zhen Ding Technology Holding Ltd.(c)	1,640,075	5,437,998
		2,665,955,492
Thailand — 1.7%
Advanced Info Service PCL, NVDR	2,965,100	18,392,109
Airports of Thailand PCL, NVDR(a)(c)	10,567,300	17,872,692
Asset World Corp. PCL, NVDR(c)	20,034,500	2,109,698
Bangkok Dusit Medical Services PCL, NVDR	27,402,000	20,462,563
Bangkok Expressway & Metro PCL, NVDR	19,158,300	4,247,455
Banpu PCL, NVDR	20,108,700	4,261,873
Berli Jucker PCL, NVDR	2,629,800	1,962,979
BTS Group Holdings PCL, NVDR	19,040,900	3,930,010
Bumrungrad Hospital PCL, NVDR	1,509,500	9,568,003
Central Pattana PCL, NVDR	5,057,600	9,750,663
Central Retail Corp. PCL, NVDR(c)	4,543,334	4,878,700
Charoen Pokphand Foods PCL, NVDR(c)	9,428,600	5,328,726
CP ALL PCL, NVDR	14,566,600	21,537,428
CP Axtra PCL(c)	5,312,800	4,078,720
Delta Electronics Thailand PCL, NVDR	7,806,600	17,285,203
Energy Absolute PCL, NVDR	4,204,700	5,325,437
Global Power Synergy PCL, NVDR(c)	1,916,800	2,481,984
Gulf Energy Development PCL, NVDR	7,345,200	9,608,813
Home Product Center PCL, NVDR	14,828,214	4,974,931
Indorama Ventures PCL, NVDR	4,284,080	2,984,202
Intouch Holdings PCL, NVDR	2,415,425	4,795,376
Kasikornbank PCL, NVDR	1,456,300	5,298,615
Krung Thai Bank PCL, NVDR	8,637,100	4,470,833
Krungthai Card PCL, NVDR	2,625,300	3,490,370
Land & Houses PCL, NVDR(c)	20,659,300	4,524,057
Minor International PCL, NVDR	8,092,120	6,274,991
Muangthai Capital PCL, NVDR	1,838,900	2,288,111
Osotspa PCL, NVDR(c)	3,397,100	2,208,243
PTT Exploration & Production PCL, NVDR	3,436,039	14,749,866
PTT Global Chemical PCL, NVDR	5,626,330	6,170,684
PTT Oil & Retail Business PCL, NVDR	7,474,200	4,230,017
PTT Public Company Ltd., NVDR	25,005,300	24,701,369
SCB X PCL, NVS	1,994,800	5,630,110
SCG Packaging PCL, NVDR(c)	3,237,200	3,552,911
Siam Cement PCL (The), NVDR	1,931,200	15,761,481
Thai Oil PCL, NVDR	3,046,400	4,452,458
TMBThanachart Bank PCL, NVDR(c)	60,780,100	2,660,975
True Corp. PCL	26,223,020	4,183,700
		290,486,356
Turkey — 0.7%
Akbank TAS	7,870,184	9,180,491
Aselsan Elektronik Sanayi Ve Ticaret AS	3,472,361	5,873,200
BIM Birlesik Magazalar AS	1,130,718	12,071,188
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS(a)(c)	3,514,000	4,988,467

Security	Shares	Value

Turkey (continued)
Ford Otomotiv Sanayi AS	177,977	$5,183,632
Haci Omer Sabanci Holding AS	2,476,220	5,226,816
Hektas Ticaret TAS(a)	2,801,740	2,163,749
KOC Holding AS	1,876,466	9,183,048
Koza Altin Isletmeleri AS	2,491,400	2,005,182
Pegasus Hava Tasimaciligi AS(a)	113,636	2,777,919
Sasa Polyester Sanayi AS(a)	2,877,818	4,971,232
Tofas Turk Otomobil Fabrikasi AS	316,069	2,609,678
Turk Hava Yollari AO(a)	1,365,822	11,882,743
Turkcell Iletisim Hizmetleri AS(a)	3,005,469	6,021,294
Turkiye Is Bankasi AS, Class C	8,755,325	6,513,271
Turkiye Petrol Rafinerileri AS	2,364,044	12,503,847
Turkiye Sise ve Cam Fabrikalari AS	3,472,060	5,924,721
Yapi ve Kredi Bankasi AS	8,406,950	5,599,955
		114,680,435
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	7,245,108	16,571,294
Abu Dhabi Islamic Bank PJSC	3,636,540	10,099,987
Abu Dhabi National Oil Co. for Distribution PJSC	7,702,660	7,969,969
Aldar Properties PJSC	9,579,201	14,920,986
Americana Restaurants International PLC	6,325,366	5,804,273
Dubai Islamic Bank PJSC	7,062,785	10,613,609
Emaar Properties PJSC	16,496,788	34,076,528
Emirates NBD Bank PJSC	4,710,838	22,575,798
Emirates Telecommunications Group Co. PJSC	8,682,110	45,673,542
First Abu Dhabi Bank PJSC	10,960,086	40,944,951
Multiply Group(a)	9,676,104	9,250,762
		218,501,699
United Kingdom — 0.1%
Anglogold Ashanti PLC, NVS	1,056,818	20,461,697

Total Common Stocks — 97.6%
(Cost: $15,079,110,581)		16,542,874,222

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	13,295,636	43,949,167
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	630,732	5,749,829
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,484,922	7,837,809
Cia. Paranaense de Energia, Preference Shares, NVS	2,551,867	4,904,595
Gerdau SA, Preference Shares, NVS	2,882,835	12,797,502
Itau Unibanco Holding SA, Preference Shares, NVS	12,022,707	77,162,425
Itausa SA, Preference Shares, NVS	13,626,961	26,993,401
Petroleo Brasileiro SA, Preference Shares, NVS	11,820,354	86,238,236
		265,632,964
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	357,604	18,098,371

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,114,658	7,716,297

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	25,014,400	2,780

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	54,887	$4,592,150
Series 2, Preference Shares, NVS	90,201	7,656,108
LG Chem Ltd., Preference Shares, NVS	19,992	4,776,192
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,046,431	91,805,768
		108,830,218
Total Preferred Stocks — 2.3%
(Cost: $225,676,769)		400,280,630

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	274,733	—
Zhejiang Expressway Co. Ltd., (Expires 12/12/23, Strike Price HKD 4.06)	1,454,640	163,876
		163,876
Thailand — 0.0%
SCC Rates, (Expires 12/11/23, Strike Price THB 11.50)	252,107	—

Total Rights — 0.0%
(Cost: $—)		163,876

Total Long-Term Investments — 99.9%
(Cost: $15,304,787,350)		16,943,318,728

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	551,185,104	$551,460,696

Total Short-Term Securities — 3.3%
(Cost: $551,035,633).		551,460,696

Total Investments — 103.2%
(Cost: $15,855,822,983)		17,494,779,424

Liabilities in Excess of Other Assets — (3.2)%		(538,745,759)

Net Assets — 100.0%		$16,956,033,665

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$706,808,674	$—	$(155,463,121	)(a)	$48,541	$66,602	$551,460,696	551,185,104	$3,111,658	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	274,350		—
					$48,541	$66,602	$551,460,696		$3,386,008		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	225	12/15/23	$11,105	$58,712

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	204,551	CZK	4,560,291	Morgan Stanley & Co. International PLC	12/04/23	$364
USD	447,689	PLN	1,786,404	Morgan Stanley & Co. International PLC	12/04/23	1,188
						1,552
TRY	13,936,257	USD	482,217	Standard Chartered Bank	12/04/23	(583)
USD	311,394	HUF	108,757,699	Morgan Stanley & Co. International PLC	12/04/23	(98)
						(681)
						$871

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,437,596,250	$14,105,244,831	$33,141	$16,542,874,222
Preferred Stocks	273,349,261	126,928,589	2,780	400,280,630
Rights	163,876	—	—	163,876
Short-Term Securities
Money Market Funds	551,460,696	—	—	551,460,696
	$3,262,570,083	$14,232,173,420	$35,921	$17,494,779,424
Derivative Financial Instruments(a)
Assets
Equity Contracts	$58,712	$—	$—	$58,712
Foreign Currency Exchange Contracts	—	1,552	—	1,552
Liabilities
Foreign Currency Exchange Contracts	—	(681)	—	(681)
	$58,712	$871	$—	59,583

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2023

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company